Income taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Disclosure of income tax expense

	Year ended September 30
	2024	2023
	$	$
Current income tax expense
Current income tax expense in respect of the current year	731,338	697,402
Adjustments recognized in the current year in relation to the income tax expense (recovery) of prior years	12,998	(21,242)
Total current income tax expense	744,336	676,160
Deferred income tax recovery
Deferred income tax recovery relating to the origination and reversal of temporary differences	(118,893)	(119,249)
Adjustments recognized in the current year in relation to the deferred income tax (recovery) expense of prior years	(27,207)	9,753
Total deferred income tax recovery	(146,100)	(109,496)
Total income tax expense	598,236	566,664

Reconciliation of effective income tax rate from the combined federal and provincial canadian statutory tax rate
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2024	2023
	%	%
Company's statutory tax rate	26.5	26.5
Effect of foreign tax rate differences	(0.3)	(0.6)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.3)	(0.5)
Non-deductible and tax exempt items	0.3	0.1
Recognition of previously unrecognized temporary differences	(0.3)	—
Minimum income tax charge	0.2	0.3
Effective income tax rate	26.1	25.8

Disclosure of continuity of deferred tax balance
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2023	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2024
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	43,673	—	8,844	—	—	683	53,200
Tax benefits on losses carried forward	56,078	—	(7,265)	—	—	2,367	51,180
Accrued compensation and employee-related liabilities	68,926	—	12,102	—	(3,599)	1,392	78,821
Retirement benefits obligations	27,243	—	795	(356)	—	(648)	27,034
Capitalized research and development	92,880	—	82,302	—	—	(715)	174,467
Lease liabilities	169,288	—	(16,919)	—	—	4,110	156,479
PP&E, contract costs, intangible assets and other long-term assets	(123,717)	—	49,457	—	—	1,111	(73,149)
Right-of-use assets	(143,411)	—	23,077	—	—	(3,648)	(123,982)
Work in progress	(14,372)	—	(926)	—	—	(323)	(15,621)
Goodwill	(87,259)	—	(6,346)	—	—	(77)	(93,682)
Refundable tax credits on salaries	(22,568)	—	(2,478)	—	—	103	(24,943)
Cash flow hedges	(4,010)	—	14,164	5,374	—	(1,468)	14,060
Other	11,600	—	(10,707)	(3,462)	—	140	(2,429)
Deferred taxes, net	74,351	—	146,100	1,556	(3,599)	3,027	221,435

	As at September 30, 2022	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2023
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities, provisions and other long-term liabilities	40,214	—	4,007	—	—	(548)	43,673
Tax benefits on losses carried forward	51,963	—	2,928	—	—	1,187	56,078
Accrued compensation and employee-related liabilities	51,136	—	14,531	—	2,623	636	68,926
Retirement benefits obligations	19,517	—	(5,601)	13,078	—	249	27,243
Capitalized research and development	—	—	92,880	—	—	—	92,880
Lease liabilities	171,072	—	(5,750)	—	—	3,966	169,288
PP&E, contract costs, intangible assets and other long-term assets	(151,054)	2,540	23,567	—	—	1,230	(123,717)
Right-of-use assets	(132,757)	—	(6,709)	—	—	(3,945)	(143,411)
Work in progress	(12,828)	—	(1,283)	—	—	(261)	(14,372)
Goodwill	(81,617)	—	(6,653)	—	—	1,011	(87,259)
Refundable tax credits on salaries	(20,049)	—	(2,517)	—	—	(2)	(22,568)
Cash flow hedges	(10,398)	—	(55)	6,445	—	(2)	(4,010)
Other	3,190	—	151	9,339	—	(1,080)	11,600
Deferred taxes, net	(71,611)	2,540	109,496	28,862	2,623	2,441	74,351
16.     Income taxes (continued)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2024	As at September 30, 2023
	$	$
Deferred tax assets	242,567	105,432
Deferred tax liabilities	(21,132)	(31,081)
	221,435	74,351